Inventories	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Inventories

8.	Inventories

	2022	2021
Consumables	26,494	20,585
Parts and maintenance materials	365,659	201,470
Advances to suppliers	46,712	47,530
Total	438,865	269,585

The changes in the provision for obsolescence are as follows:

	2022	2021
Balances at the beginning of the year	(6,176)	(12,862)
Additions	(4,876)	(687)
Write-offs	1,441	7,373
Balances at the end of the year	(9,611)	(6,176)